Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	[1]
Cash and cash equivalents
Shortterm bank deposits with initial terms within three months	¥ 155,819		¥ 52,767
Cash at bank	2,234,479		1,215,745
Cash and cash equivalents	¥ 2,390,298	$ 336,666	¥ 1,268,512	[1]	¥ 5,208,967

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer